Impairment of non-current assets - Exploration and production (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	$ 438,020	$ (192,693)	$ (1,982,044)
Oilfields [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	521,664	(123,652)	(1,663,082)
Investment in joint ventures (Note 12) [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	$ (83,644)	$ (69,041)	$ (318,962)